Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of October 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 27.9%
519,996	Abe Investment Holdings, Inc. 6.125% (3-Month USD Libor+450 basis points), 2/19/2026[2,3,4]	$517,802
746,173	Acrisure LLC 6.615% (1-Month USD Libor+350 basis points), 2/15/2027[2,3,4]	694,874
748,111	AHP Health Partners, Inc. 6.615% (1-Month USD Libor+350 basis points), 8/23/2028[2,4]	713,978
498,750	AI Aqua Merger Sub, Inc. 6.858% (1-Month USD Libor+400 basis points), 7/30/2028[2,3,4]	465,189
748,101	AlixPartners LLP 5.865% (1-Month USD Libor+275 basis points), 2/4/2028[2,4]	731,426
748,076	Alliance Laundry Systems LLC 4.290% (1-Month USD Libor+350 basis points), 10/8/2027[2,4,5,6]	723,763
746,231	Alliant Holdings Intermediate LLC 6.980% (1-Month USD Libor+350 basis points), 11/12/2027[2,4]	721,710
746,084	Alterra Mountain Co. 2.750% (1-Month USD Libor+275 basis points), 7/31/2024[2,4,5,6]	741,327
500,000	American Rock Salt Co. LLC 10.370% (1-Month USD Libor+725 basis points), 6/11/2029[2,4]	480,000
746,105	Amynta Agency Borrower, Inc. 7.615% (3-Month USD Libor+450 basis points), 2/28/2025[2,3,4]	722,976
497,500	AP Gaming I LLC 7.134% (1-Month Term SOFR+400 basis points), 2/15/2029[2,4]	482,162
748,057	AppLovin Corp. 3.648% (1-Month USD Libor+325 basis points), 8/15/2025[2,5,6]	733,679
994,844	Aptean, Inc. 7.320% (1-Month USD Libor+425 basis points), 4/23/2026[2,4]	955,050
	Aruba Investments Holdings, LLC
246,262	7.576% (1-Month USD Libor+400 basis points), 11/24/2027[2,3,4]	231,950
400,000	11.326% (1-Month USD Libor+775 basis points), 11/24/2028[2,3,4]	364,666
746,241	Ascend Learning LLC 6.615% (1-Month USD Libor+350 basis points), 12/10/2028[2,4]	686,698
748,120	AssuredPartners, Inc. 6.534% (1-Month Term SOFR+350 basis points), 2/13/2027[2,4]	715,626
	Asurion LLC
748,047	6.115% (1-Month USD Libor+300 basis points), 11/3/2024[2,4]	707,439
750,000	8.365% (1-Month USD Libor+525 basis points), 2/3/2028[2,3,4]	532,035
162,718	7.134% (1-Month Term SOFR+400 basis points), 8/19/2028[2,3,4]	146,893
748,106	Autokiniton U.S. Holdings, Inc. 7.800% (1-Month USD Libor+450 basis points), 4/6/2028[2,4]	701,507
750,000	Barracuda Networks, Inc. 7.534% (1-Month Term SOFR+450 basis points), 8/15/2029[2,4]	719,584
748,057	BCP Renaissance Parent LLC 5.025% (1-Month Term SOFR+350 basis points), 10/31/2026[2,4]	734,031

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
747,817	Boxer Parent Co., Inc. 6.865% (1-Month USD Libor+375 basis points), 10/2/2025[2,4]	$720,492
667,862	Camelot U.S. Acquisition LLC 6.115% (1-Month USD Libor+300 basis points), 10/31/2026[2,4]	658,401
294,761	Canada Goose, Inc. 7.142% (1-Month USD Libor+350 basis points), 10/7/2027[2,3,4,7]	282,971
295,500	CCI Buyer, Inc. 7.553% (1-Month Term SOFR+400 basis points), 12/17/2027[2,3,4]	284,111
150,000	CCS-CMGC Holdings, Inc. 11.524% (3-Month USD Libor+900 basis points), 10/1/2026[2,3,4]	143,250
750,000	Central Parent, Inc. 8.112% (1-Month Term SOFR+450 basis points), 7/6/2029[2,4]	735,937
500,000	Charlotte Buyer, Inc. 7.980% (1-Month Term SOFR+525 basis points), 2/11/2028[2,4]	474,688
498,695	Chemours Co. 3.200% (3-Month EUR Libor+200 basis points), 4/3/2025[2,3,4]	470,347
748,111	CHG Healthcare Services, Inc. 3.750% (1-Month USD Libor+325 basis points), 9/30/2028[2,4]	727,538
744,481	CP Atlas Buyer, Inc. 6.615% (1-Month USD Libor+375 basis points), 11/23/2027[2,3,4]	631,566
748,077	Creative Artists Agency LLC 6.865% (1-Month Term SOFR+375 basis points), 11/26/2026[2,4]	742,234
746,173	Dcert Buyer, Inc. 6.903% (3-Month USD Libor+400 basis points), 10/16/2026[2,4]	720,367
800,000	Dedalus Finance GmbH 5.782% (3-Month EUR Libor+375 basis points), 5/31/2027[2,4]	694,733
748,087	Deerfield Dakota Holding LLC 6.784% (1-Month Term SOFR+375 basis points), 4/9/2027[2,4]	709,093
746,231	Dotdash Meredith, Inc. 7.844% (1-Month Term SOFR+400 basis points), 12/1/2028[2,4]	667,877
748,043	Dun & Bradstreet Corp. 6.330% (3-Month USD Libor+500 basis points), 2/8/2026[2,4]	737,758
746,241	EAB Global, Inc. 6.306% (1-Month USD Libor+350 basis points), 8/16/2028[2,4]	713,593
736,875	ECI Macola/Max Holding LLC 7.424% (1-Month USD Libor+375 basis points), 11/9/2027[2,3,4]	715,690
746,154	Ensemble RCM LLC 0.000% (3-Month USD Libor+375 basis points), 8/1/2026[2,4]	737,137
500,000	Entain Holdings Gibraltar Ltd. 4.000% (1-Month Term SOFR+350 basis points), 10/31/2029[2,4,5,6]	492,970
691,176	EW Scripps Co. 5.865% (1-Month USD Libor+300 basis points), 1/7/2028[2,4]	681,818
746,250	Fertitta Entertainment LLC 7.034% (1-Month Term SOFR+400 basis points), 1/27/2029[2,4]	702,035

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
748,090	Flexera Software LLC 3.750% (1-Month USD Libor+375 basis points), 3/3/2028[2,4,5,6]	$722,318
750,000	Flutter Financing B.V. 6.781% (1-Month Term SOFR+325 basis points), 7/4/2028[2,4]	741,562
703,125	Forest City Enterprises LP 6.615% (1-Month USD Libor+350 basis points), 12/7/2025[2,4]	697,148
747,775	Genuine Financial Holdings LLC 6.865% (3-Month USD Libor+375 basis points), 7/12/2025[2,4]	738,742
748,096	GFL Environmental, Inc. 3.400% (1-Month USD Libor+300 basis points), 5/31/2025[2,4]	745,407
750,000	GoDaddy, Inc. 3.250% (1-Month Term SOFR+325 basis points), 10/21/2029[2,4,5,6]	744,217
589,545	Great Outdoors Group LLC 6.865% (1-Month USD Libor+375 basis points), 3/5/2028[2,3,4]	556,825
497,066	Guggenheim Partners Investment Management Holdings LLC 5.865% (3-Month USD Libor+275 basis points), 7/22/2023[2,4]	494,830
680,987	Hamilton Projects Acquiror LLC 8.174% (1-Month USD Libor+450 basis points), 6/26/2027[2,4]	671,453
748,072	Hostess Brands LLC 0.000% (1-Month USD Libor+225 basis points), 8/3/2025[2,4]	737,973
746,114	Hyland Software, Inc. 6.615% (1-Month USD Libor+350 basis points), 7/1/2024[2,4]	729,535
684,944	Idera, Inc. 7.500% (1-Month USD Libor+375 basis points), 3/2/2028[2,3,4]	628,778
	INEOS U.S. Finance LLC
463,056	5.115% (3-Month USD Libor+200 basis points), 3/31/2024[2,3,4,5,6]	460,081
447,650	5.115% (3-Month USD Libor+200 basis points), 3/31/2024[2,3,4,5,6]	444,774
748,106	Insulet Corp. 6.365% (1-Month USD Libor+325 basis points), 5/4/2028[2,4]	733,847
400,000	IQVIA, Inc. 3.193% (EUR001M+200 basis points), 3/7/2024[2,4]	391,837
748,042	IRB Holding Corp. 0.000% (1-Month USD Libor+275 basis points), 2/5/2025[2,4]	738,328
323,793	Isagenix International LLC 9.935% (3-Month USD Libor+575 basis points), 6/14/2025[2,3,4]	127,898
643,516	Ivanti Software, Inc. 7.332% (1-Month USD Libor+425 basis points), 12/1/2027[2,3,4]	485,395
746,154	Jazz Acquisition, Inc. 7.384% (3-Month USD Libor+425 basis points), 6/19/2026[2,4]	712,868
760,134	Kestrel Acquisition LLC 7.370% (3-Month USD Libor+425 basis points), 6/30/2025[2,3,4]	724,708
748,120	Kraton Corp. 3.750% (1-Month USD Libor+325 basis points), 3/15/2029[2,5,6]	724,461

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
197,094	LBM Acquisition LLC 7.121% (1-Month USD Libor+375 basis points), 12/18/2027[2,3,4]	$169,760
1,160,956	Life Time, Inc. 7.820% (1-Month USD Libor+475 basis points), 12/15/2024[2,3,4]	1,147,483
	Lightstone Holdco LLC
708,107	8.784% (1-Month Term SOFR+575 basis points), 1/30/2027[2,4]	642,607
40,048	8.784% (1-Month Term SOFR+575 basis points), 1/30/2027[2,4]	36,344
600,000	LSF9 Atlantis Holdings LLC 10.803% (1-Month Term SOFR+725 basis points), 3/31/2029[2,3,4]	582,003
495,000	Magenta Buyer LLC 7.870% (1-Month USD Libor+500 basis points), 7/27/2028[2,3,4]	434,981
748,125	Maxar Technologies, Inc. 7.384% (1-Month Term SOFR+425 basis points), 6/14/2029[2,4]	718,731
750,000	Metronet Systems Holdings LLC 4.500% (1-Month Term SOFR+375 basis points), 6/2/2028[2,4,5,6]	733,125
746,183	MH Sub I LLC 6.865% (1-Month USD Libor+375 basis points), 9/15/2024[2,4]	720,533
746,134	Minotaur Acquisition, Inc. 8.134% (3-Month USD Libor+500 basis points), 3/29/2026[2,4]	716,289
	Mitchell International, Inc.
748,120	6.734% (1-Month USD Libor+375 basis points), 10/15/2028[2,3,4]	671,479
750,000	9.570% (1-Month USD Libor+650 basis points), 10/15/2029[2,3,4]	604,688
748,116	NAB Holdings LLC 6.703% (1-Month Term SOFR+300 basis points), 11/23/2028[2,4]	720,061
547,194	NFP Corp. 6.365% (1-Month USD Libor+325 basis points), 2/13/2027[2,4]	520,064
746,241	OneDigital Borrower LLC 6.977% (1-Month Term SOFR+425 basis points), 11/16/2027[2,4]	712,660
669,357	Oregon Clean Energy LLC 6.865% (3-Month USD Libor+375 basis points), 3/1/2026[2,3,4]	654,819
750,000	Organon & Co. 6.188% (1-Month USD Libor+300 basis points), 6/2/2028[2,4]	733,673
746,231	Pactiv Evergreen Group Holdings, Inc. 6.615% (1-Month USD Libor+350 basis points), 9/24/2028[2,4]	725,978
746,142	Peraton Corp. 6.865% (1-Month USD Libor+375 basis points), 2/1/2028[2,4]	720,027
746,154	PetVet Care Centers LLC 6.615% (1-Month USD Libor+350 basis points), 2/15/2025[2,4]	701,385
748,101	Playtika Holding Corp. 5.865% (1-Month USD Libor+275 basis points), 3/11/2028[2,4]	729,447
246,875	Pluto Acquisition I, Inc. 6.076% (1-Month USD Libor+400 basis points), 6/20/2026[2,3,4]	215,398

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
748,111	PODS LLC 6.115% (1-Month USD Libor+300 basis points), 3/31/2028[2,4]	$721,931
100,000	Prairie ECI Acquiror LP 7.865% (3-Month USD Libor+475 basis points), 3/11/2026[2,3,4]	94,461
746,250	Pre-Paid Legal Services, Inc. 6.122% (1-Month USD Libor+375 basis points), 12/15/2028[2,3,4]	724,254
748,101	Prime Security Services Borrower LLC 3.500% (1-Month USD Libor+275 basis points), 9/23/2026[2,4,5,6]	738,750
500,000	Quest Software, Inc. 10.227% (1-Month Term SOFR+750 basis points), 2/1/2030[2,3,4]	310,833
748,120	Quikrete Holdings, Inc. 3.190% (1-Month USD Libor+300 basis points), 3/18/2029[2,4]	730,558
750,000	R1 RCM, Inc. 3.250% (1-Month Term SOFR+300 basis points), 6/21/2029[2,4,5,6]	746,250
746,231	RealPage, Inc. 6.115% (1-Month USD Libor+325 basis points), 4/22/2028[2,4]	703,140
744,361	Red Planet Borrower LLC 6.865% (1-Month USD Libor+375 basis points), 9/30/2028[2,3,4]	459,907
742,981	Red Ventures LLC 5.024% (1-Month USD Libor+250 basis points), 11/8/2024[2,4,5,6]	731,142
750,000	Redstone Holdco 2 LP 10.519% (1-Month USD Libor+775 basis points), 8/6/2029[2,3,4]	521,520
400,000	Renaissance Holdings Corp. 10.115% (3-Month USD Libor+700 basis points), 5/29/2026[2,3,4]	383,928
	Reverb Buyer, Inc.
103,718	4.160% (1-Month USD Libor+350 basis points), 11/1/2028[2,4]	100,282
644,666	6.377% (1-Month USD Libor+350 basis points), 11/1/2028[2,4]	623,312
748,125	Scientific Games International, Inc. 5.906% (1-Month Term SOFR+300 basis points), 4/14/2029[2,4]	739,866
489,822	Severin Acquisition LLC 6.034% (1-Month USD Libor+325 basis points), 8/1/2025[2,4]	481,985
550,000	SkyMiles IP Ltd. 7.993% (3-Month USD Libor+375 basis points), 10/20/2027[2,3,4]	555,847
750,000	Springer Nature Deutschland GmbH 3.910% (1-Month USD Libor+325 basis points), 8/14/2026[2,4,5,6]	739,920
993,078	Surf Holdings LLC 6.668% (3-Month USD Libor+350 basis points), 3/5/2027[2,3,4,5,6]	974,612
748,101	Surgery Center Holdings, Inc. 7.070% (1-Month USD Libor+375 basis points), 8/31/2026[2,4]	716,045
477,686	Thryv, Inc. 11.615% (3-Month USD Libor+850 basis points), 3/1/2026[2,4]	469,565
748,077	TransDigm, Inc. 5.924% (1-Month USD Libor+225 basis points), 8/22/2024[2,4]	737,323

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
938,820	Traverse Midstream Partners LLC 5.250% (1-Month Term SOFR+425 basis points), 9/27/2024[2,4]	$930,605
	U.S. Silica Co.
384,284	7.125% (3-Month USD Libor+400 basis points), 5/1/2025[2,4]	374,047
745,885	7.125% (3-Month USD Libor+400 basis points), 5/1/2025[2,4]	726,014
748,072	UKG, Inc. 6.865% (3-Month USD Libor+375 basis points), 5/3/2026[2,4]	729,198
746,212	United Airlines, Inc. 8.108% (1-Month USD Libor+375 basis points), 4/21/2028[2,4]	730,407
748,125	Univision Communications, Inc. 7.790% (1-Month Term SOFR+425 basis points), 6/24/2029[2,4]	735,033
750,000	VFH Parent LLC 6.567% (1-Month Term SOFR+300 basis points), 1/13/2029[2,4]	736,560
594,000	Vision Solutions, Inc. 6.783% (1-Month USD Libor+400 basis points), 5/28/2028[2,3,4]	511,832
748,101	VM Consolidated, Inc. 6.127% (1-Month USD Libor+325 basis points), 3/26/2028[2,4]	743,893
746,241	Whatabrands LLC 6.365% (1-Month USD Libor+325 basis points), 8/3/2028[2,4]	710,947
746,203	Zelis Payments Buyer, Inc. 6.628% (1-Month USD Libor+350 basis points), 9/30/2026[2,4]	737,032
	Total Bank Loans
	(Cost $77,628,563)	75,704,490
	BONDS — 81.6%
	ASSET-BACKED SECURITIES — 72.7%
	522 Funding CLO Ltd.
1,000,000	Series 2020-6A, Class F, 12.365% (3-Month USD Libor+804 basis points), 10/23/2034[3,4,8]	768,983
1,500,000	Series 2019-5A, Class ER, 10.624% (3-Month Term SOFR+676 basis points), 4/15/2035[3,4,8]	1,213,703
1,000,000	Allegany Park CLO Ltd. Series 2019-1A, Class ER, 10.363% (3-Month Term SOFR+640 basis points), 1/20/2035[3,4,8]	804,031
1,000,000	ALM Ltd. Series 2020-1A, Class D, 10.079% (3-Month USD Libor+600 basis points), 10/15/2029[3,4,8]	842,116
1,400,000	Anchorage Credit Funding Ltd. Series 2015-1A, Class ERV, 6.700%, 7/28/2037[3,8]	1,098,428
750,000	Annisa CLO Series 2016-2A, Class DR, 7.243% (3-Month USD Libor+300 basis points), 7/20/2031[3,4,8]	664,431

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
925,000	Apidos CLO Series 2017-28A, Class D, 9.743% (3-Month USD Libor+550 basis points), 1/20/2031[3,4,8]	$752,633
1,000,000	Apidos CLO Series 2012-11A, Class DR3, 7.829% (3-Month USD Libor+375 basis points), 4/17/2034[3,4,8]	886,066
	Ares CLO Ltd.
1,000,000	Series 2017-42A, Class E, 10.375% (3-Month USD Libor+605 basis points), 1/22/2028[3,4,8]	834,788
650,000	Series 2015-38A, Class DR, 6.743% (3-Month USD Libor+250 basis points), 4/20/2030[3,4,8]	562,011
2,000,000	Series 2021-62A, Class SUB, 0.000%, 1/25/2034[3,8,9]	1,485,669
500,000	Series 2017-44A, Class DR, 10.949% (3-Month USD Libor+687 basis points), 4/15/2034[3,4,8]	422,840
1,000,000	Series 2022-64A, Class E, 11.304% (3-Month Term SOFR+744 basis points), 4/15/2035[3,4,8]	873,771
1,000,000	ASSURANT CLO Ltd. Series 2017-1A, Class ER, 11.443% (3-Month USD Libor+720 basis points), 10/20/2034[3,4,8]	825,915
1,000,000	Atrium Series 9A, Class DR, 6.643% (3-Month USD Libor+360 basis points), 5/28/2030[3,4,8]	883,852
1,000,000	Babson CLO Ltd. Series 2015-IA, Class DR, 6.843% (3-Month USD Libor+260 basis points), 1/20/2031[3,4,8]	869,099
500,000	Bain Capital Credit CLO Series 2018-1A, Class D, 7.025% (3-Month USD Libor+270 basis points), 4/23/2031[3,4,8]	439,000
1,000,000	Bain Capital Credit CLO Ltd. Series 2021-7A, Class D, 7.575% (3-Month USD Libor+325 basis points), 1/22/2035[3,4,8]	864,946
	Ballyrock CLO Ltd.
1,500,000	Series 2019-2A, Class CR, 6.134% (3-Month USD Libor+315 basis points), 11/20/2030[3,4,8]	1,353,241
1,000,000	Series 2019-1A, Class CR, 7.129% (3-Month USD Libor+305 basis points), 7/15/2032[3,4,8]	898,332
750,000	Series 2019-1A, Class DR, 10.829% (3-Month USD Libor+675 basis points), 7/15/2032[3,4,8]	658,791
	Barings CLO Ltd.
1,000,000	Series 2013-IA, Class ER, 9.443% (3-Month USD Libor+520 basis points), 1/20/2028[3,4,8]	925,462
750,000	Series 2013-IA, Class FR, 10.993% (3-Month USD Libor+675 basis points), 1/20/2028[3,4,8]	654,207

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,300,000	Series 2017-1A, Class E, 10.194% (3-Month USD Libor+600 basis points), 7/18/2029[3,4,8]	$1,914,527
1,000,000	Series 2017-1A, Class F, 11.644% (3-Month USD Libor+745 basis points), 7/18/2029[3,4,8]	784,486
1,000,000	Series 2020-1A, Class ER, 10.729% (3-Month USD Libor+665 basis points), 10/15/2036[3,4,8]	833,652
1,000,000	Barings CLO Ltd. Series 2016-2A, Class DR2, 7.393% (3-Month USD Libor+315 basis points), 1/20/2032[3,4,8]	897,916
1,500,000	Barings Euro CLO DAC Series 2015-1X, Class DRR, 5.193% (3-Month EUR Libor+365 basis points), 7/25/2035[3,4]	1,252,414
500,000	Battalion CLO Ltd. Series 2016-10A, Class CR2, 7.775% (3-Month USD Libor+345 basis points), 1/25/2035[3,4,8]	435,393
	Benefit Street Partners CLO Ltd.
805,000	Series 2013-IIA, Class CR, 7.779% (3-Month USD Libor+370 basis points), 7/15/2029[3,4,8]	730,249
1,000,000	Series 2013-IIIA, Class DR, 10.843% (3-Month USD Libor+660 basis points), 7/20/2029[3,4,8]	872,170
1,000,000	Series 2017-12A, Class D, 10.489% (3-Month USD Libor+641 basis points), 10/15/2030[3,4,8]	860,504
1,250,000	Series 2018-14A, Class E, 9.593% (3-Month USD Libor+535 basis points), 4/20/2031[3,4,8]	982,738
500,000	Series 2019-17A, Class ER, 10.429% (3-Month USD Libor+635 basis points), 7/15/2032[3,4,8]	436,534
1,250,000	Series 2020-21A, Class DR, 7.429% (3-Month USD Libor+335 basis points), 10/15/2034[3,4,8]	1,091,489
1,000,000	Series 2019-18A, Class DR, 7.479% (3-Month USD Libor+340 basis points), 10/15/2034[3,4,8]	864,844
1,500,000	Series 2020-21A, Class ER, 10.779% (3-Month USD Libor+670 basis points), 10/15/2034[3,4,8]	1,250,608
1,000,000	Series 2019-18A, Class ER, 10.829% (3-Month USD Libor+675 basis points), 10/15/2034[3,4,8]	866,041
1,250,000	Series 2021-25A, Class E, 10.929% (3-Month USD Libor+685 basis points), 1/15/2035[3,4,8]	1,053,522
1,000,000	BlueMountain CLO Ltd. Series 2020-29A, Class D2R, 8.608% (3-Month USD Libor+425 basis points), 7/25/2034[3,4,8]	896,314
500,000	Canyon Capital CLO Ltd. Series 2014-1A, Class CR, 7.165% (3-Month USD Libor+275 basis points), 1/30/2031[3,4,8]	422,709

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Carlyle Global Market Strategies CLO Ltd. Series 2014-1A, Class DR, 6.679% (3-Month USD Libor+260 basis points), 4/17/2031[3,4,8]	$830,060
1,000,000	Carlyle Global Market Strategies Euro CLO Series 2022-5X, Class A2B, 6.500%, 10/25/2035[3]	968,475
2,000,000	CIFC European Funding CLO Series 3X, Class D, 4.978% (3-Month EUR Libor+360 basis points), 1/15/2034[3,4]	1,724,330
1,050,000	CIFC Funding Ltd. Series 2012-2RA, Class D, 9.693% (3-Month USD Libor+545 basis points), 1/20/2028[3,4,8]	897,394
	CIFC Funding Ltd.
2,000,000	Series 2015-3A, Class ER, 9.177% (3-Month USD Libor+495 basis points), 4/19/2029[3,4,8]	1,626,147
1,500,000	Series 2017-1A, Class D, 7.778% (3-Month USD Libor+350 basis points), 4/23/2029[3,4,8]	1,356,088
1,500,000	Series 2013-4A, Class DRR, 7.158% (3-Month USD Libor+280 basis points), 4/27/2031[3,4,8]	1,288,733
1,000,000	Series 2013-4A, Class ERR, 9.808% (3-Month USD Libor+545 basis points), 4/27/2031[3,4,8]	800,906
500,000	Series 2018-3A, Class E, 9.694% (3-Month USD Libor+550 basis points), 7/18/2031[3,4,8]	411,838
1,000,000	Series 2016-1A, Class D2RR, 8.528% (3-Month USD Libor+425 basis points), 10/21/2031[3,4,8]	896,474
1,000,000	Series 2019-2A, Class ER, 10.669% (3-Month USD Libor+659 basis points), 4/17/2034[3,4,8]	859,081
500,000	Series 2019-5A, Class DR, 10.859% (3-Month USD Libor+678 basis points), 1/15/2035[3,4,8]	428,992
1,000,000	Series 2021-3A, Class E1, 10.479% (3-Month USD Libor+640 basis points), 7/15/2036[3,4,8]	837,633
1,000,000	Clear Creek CLO Series 2015-1A, Class DR, 7.193% (3-Month USD Libor+295 basis points), 10/20/2030[3,4,8]	873,321
	Crestline Denali CLO Ltd.
750,000	Series 2018-1A, Class D, 6.843% (3-Month USD Libor+260 basis points), 1/20/2030[3,4,8]	620,588
1,250,000	Series 2017-1A, Class D, 7.973% (3-Month USD Libor+373 basis points), 4/20/2030[3,4,8]	1,061,938
750,000	Series 2016-1A, Class DR, 7.675% (3-Month USD Libor+335 basis points), 10/23/2031[3,4,8]	627,072
1,750,000	Dartry Park CLO DAC Series 1X, Class CRR, 4.928% (3-Month EUR Libor+335 basis points), 1/28/2034[3,4]	1,455,378

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Denali Capital CLO Ltd. Series 2016-1A, Class DR, 6.829% (3-Month USD Libor+275 basis points), 4/15/2031[3,4,8]	$818,028
	Dryden CLO Ltd.
4,000,000	Series 2020-86A, Class SUB, 0.000%, 7/17/2030[3,8,9]	2,520,593
995,000	Series 2018-57A, Class D, 5.455% (3-Month USD Libor+255 basis points), 5/15/2031[3,4,8]	865,666
330,000	Series 2018-57A, Class E, 8.105% (3-Month USD Libor+520 basis points), 5/15/2031[3,4,8]	257,790
1,000,000	Series 2020-77A, Class ER, 8.854% (3-Month USD Libor+587 basis points), 5/20/2034[3,4,8]	797,251
1,000,000	Series 2020-77A, Class FR, 10.574% (3-Month USD Libor+759 basis points), 5/20/2034[3,4,8]	767,213
1,000,000	Dryden Euro CLO Series 2021-91X, Class D, 6.253% (3-Month EUR Libor+485 basis points), 4/18/2035[3,4]	889,068
1,000,000	Dryden Euro CLO B.V. Series 2013-29X, Class B2RE, 2.050%, 7/15/2032[3]	860,208
	Dryden Senior Loan Fund
1,000,000	Series 2013-30A, Class FR, 10.155% (3-Month USD Libor+725 basis points), 11/15/2028[3,4,8]	769,978
750,000	Series 2016-45A, Class DR, 7.229% (3-Month USD Libor+315 basis points), 10/15/2030[3,4,8]	668,750
	Eaton Vance CLO Ltd.
1,075,000	Series 2015-1A, Class DR, 6.743% (3-Month USD Libor+250 basis points), 1/20/2030[3,4,8]	933,587
850,000	Series 2015-1A, Class ER, 9.843% (3-Month USD Libor+560 basis points), 1/20/2030[3,4,8]	682,068
500,000	Series 2014-1RA, Class E, 9.779% (3-Month USD Libor+570 basis points), 7/15/2030[3,4,8]	398,239
750,000	Series 2018-1A, Class D, 7.279% (3-Month USD Libor+320 basis points), 10/15/2030[3,4,8]	651,940
1,500,000	Series 2013-1A, Class D3R, 10.879% (3-Month USD Libor+680 basis points), 1/15/2034[3,4,8]	1,319,282
1,000,000	Series 2020-2A, Class ER, 10.579% (3-Month USD Libor+650 basis points), 1/15/2035[3,4,8]	850,606
	Elmwood CLO Ltd.
1,000,000	Series 2019-2A, Class DR, 7.243% (3-Month USD Libor+300 basis points), 4/20/2034[3,4,8]	867,099
600,000	Series 2019-3A, Class FR, 11.983% (3-Month USD Libor+774 basis points), 10/20/2034[3,4,8]	461,883

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Flatiron CLO Ltd.
5,425,000	Series 2017-1A, Class SUB, 0.000%, 5/15/2030[3,8,9]	$2,560,213
3,500,000	Series 2018-1A, Class SUB, 0.000%, 4/17/2031[3,8,9]	1,773,717
1,000,000	Series 2020-1A, Class D, 6.774% (3-Month USD Libor+379 basis points), 11/20/2033[3,4,8]	901,895
1,750,000	Series 2020-1A, Class E, 10.834% (3-Month USD Libor+785 basis points), 11/20/2033[3,4,8]	1,565,993
750,000	Series 2021-1A, Class E, 10.227% (3-Month USD Libor+600 basis points), 7/19/2034[3,4,8]	639,777
750,000	Flatiron RR CLO LLC Series 2021-2A, Class E, 10.279% (3-Month USD Libor+620 basis points), 10/15/2034[3,4,8]	631,970
1,320,000	Galaxy CLO Ltd. Series 2017-23A, Class E, 10.475% (3-Month USD Libor+615 basis points), 4/24/2029[3,4,8]	1,152,071
	Galaxy CLO Ltd.
1,000,000	Series 2017-24A, Class D, 6.529% (3-Month USD Libor+245 basis points), 1/15/2031[3,4,8]	869,974
1,125,000	Series 2017-24A, Class E, 9.579% (3-Month USD Libor+550 basis points), 1/15/2031[3,4,8]	910,230
	Generate CLO Ltd.
1,000,000	Series 3A, Class ER, 10.643% (3-Month USD Libor+640 basis points), 10/20/2029[3,4,8]	896,597
1,500,000	Series 2A, Class DR, 6.925% (3-Month USD Libor+260 basis points), 1/22/2031[3,4,8]	1,294,784
1,250,000	Series 7A, Class D, 8.125% (3-Month USD Libor+380 basis points), 1/22/2033[3,4,8]	1,133,440
1,000,000	Series 9A, Class E, 11.093% (3-Month USD Libor+685 basis points), 10/20/2034[3,4,8]	846,362
1,000,000	Series 6A, Class ER, 11.125% (3-Month USD Libor+680 basis points), 1/22/2035[3,4,8]	850,080
2,000,000	Gilbert Park CLO Ltd. Series 2017-1A, Class E, 10.479% (3-Month USD Libor+640 basis points), 10/15/2030[3,4,8]	1,726,710
750,000	GoldenTree Loan Management EUR CLO DAC Series 5X, Class E, 6.706% (3-Month EUR Libor+525 basis points), 4/20/2034[3,4]	565,661
	GoldenTree Loan Management U.S. CLO Ltd.
1,000,000	Series 2020-7A, Class FR, 11.993% (3-Month USD Libor+775 basis points), 4/20/2034[3,4,8]	753,169
750,000	Series 2021-10A, Class F, 12.033% (3-Month USD Libor+779 basis points), 7/20/2034[3,4,8]	580,947

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
500,000	Series 2020-8A, Class ER, 10.393% (3-Month USD Libor+615 basis points), 10/20/2034[3,4,8]	$413,887
	GoldenTree Loan Opportunities Ltd.
1,500,000	Series 2014-9A, Class ER2, 10.075% (3-Month USD Libor+566 basis points), 10/29/2029[3,4,8]	1,294,580
1,500,000	Series 2016-12A, Class ER, 9.678% (3-Month USD Libor+540 basis points), 7/21/2030[3,4,8]	1,272,055
500,000	Greenwood Park CLO Ltd. Series 2018-1A, Class E, 9.029% (3-Month USD Libor+495 basis points), 4/15/2031[3,4,8]	400,908
1,000,000	Griffith Park CLO DAC Series 1X, Class DR, 5.911% (3-Month EUR Libor+552 basis points), 11/21/2031[3,4]	787,462
	Grippen Park CLO Ltd.
4,000,000	Series 2017-1A, Class SUB, 0.000%, 1/20/2030[3,8,9]	1,389,288
1,000,000	Series 2017-1A, Class E, 9.943% (3-Month USD Libor+570 basis points), 1/20/2030[3,4,8]	836,510
1,000,000	Harvest CLO DAC Series 16A, Class B1RR, 2.678% (3-Month EUR Libor+130 basis points), 10/15/2031[3,4,8]	877,854
	Highbridge Loan Management Ltd.
1,850,000	Series 7A-2015, Class DR, 5.305% (3-Month USD Libor+240 basis points), 3/15/2027[3,4,8]	1,710,845
850,000	Series 3A-2014, Class CR, 7.794% (3-Month USD Libor+360 basis points), 7/18/2029[3,4,8]	743,132
875,000	Series 5A-2015, Class DRR, 7.229% (3-Month USD Libor+315 basis points), 10/15/2030[3,4,8]	747,920
3,500,000	Series 12A-18, Class SUB, 0.000%, 7/18/2031[3,8,9]	1,713,262
1,860,000	Series 12A-18, Class D, 9.344% (3-Month USD Libor+515 basis points), 7/18/2031[3,4,8]	1,491,394
	HPS Loan Management Ltd.
500,000	Series 8A-2016, Class ER, 9.743% (3-Month USD Libor+550 basis points), 7/20/2030[3,4,8]	389,332
1,500,000	Series 6A-2015, Class CR, 5.332% (3-Month USD Libor+250 basis points), 2/5/2031[3,4,8]	1,285,115
2,000,000	Series 15A-19, Class ER, 10.837% (3-Month Term SOFR+680 basis points), 1/22/2035[3,4,8]	1,658,477
	Invesco CLO Ltd.
1,000,000	Series 2021-1A, Class E, 10.539% (3-Month USD Libor+646 basis points), 4/15/2034[3,4,8]	855,250
1,000,000	Series 2022-3A, Class D, 8.855% (3-Month Term SOFR+500 basis points), 10/22/2035[3,4,8]	984,905

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,500,000	Invesco Euro CLO Series 6X, Class B1, 3.028% (3-Month EUR Libor+165 basis points), 7/15/2034[3,4]	$1,339,978
1,000,000	Jay Park CLO Ltd. Series 2016-1A, Class DR, 9.443% (3-Month USD Libor+520 basis points), 10/20/2027[3,4,8]	861,414
750,000	KKR CLO Ltd. Series 13, Class ER, 9.029% (3-Month USD Libor+495 basis points), 1/16/2028[3,4,8]	685,200
750,000	LCM LP Series 18A, Class DR, 7.043% (3-Month USD Libor+280 basis points), 4/20/2031[3,4,8]	654,414
1,000,000	Madison Park Funding Ltd. Series 2014-13A, Class FR, 12.177% (3-Month USD Libor+795 basis points), 4/19/2030[3,4,8]	852,197
	Madison Park Funding Ltd.
1,060,000	Series 12A, Class DR, 7.125% (3-Month USD Libor+280 basis points), 4/22/2027[3,4,8]	964,752
1,250,000	Series 2015-19A, Class CR, 6.475% (3-Month USD Libor+215 basis points), 1/22/2028[3,4,8]	1,146,370
1,000,000	Series 2015-19A, Class DR, 8.675% (3-Month USD Libor+435 basis points), 1/22/2028[3,4,8]	880,001
1,000,000	Series 2015-19A, Class ER, 10.425% (3-Month USD Libor+610 basis points), 1/22/2028[3,4,8]	807,026
2,000,000	Series 2014-13A, Class ER, 9.977% (3-Month USD Libor+575 basis points), 4/19/2030[3,4,8]	1,779,453
1,750,000	Series 2017-26A, Class DR, 7.415% (3-Month USD Libor+300 basis points), 7/29/2030[3,4,8]	1,570,625
875,000	Magnetite Ltd. Series 2016-18A, Class ER, 8.155% (3-Month USD Libor+525 basis points), 11/15/2028[3,4,8]	737,912
	Magnetite Ltd.
2,150,000	Series 2012-7A, Class DR2, 8.579% (3-Month USD Libor+450 basis points), 1/15/2028[3,4,8]	1,865,125
500,000	Series 2015-16A, Class ER, 9.194% (3-Month USD Libor+500 basis points), 1/18/2028[3,4,8]	459,600
1,000,000	Series 2014-8A, Class ER2, 9.729% (3-Month USD Libor+565 basis points), 4/15/2031[3,4,8]	867,232
1,000,000	Series 2019-22A, Class ER, 10.429% (3-Month USD Libor+635 basis points), 4/15/2031[3,4,8]	881,934
1,050,000	Series 2015-12A, Class FR, 12.029% (3-Month USD Libor+795 basis points), 10/15/2031[3,4,8]	817,636

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,500,000	Series 2015-14RA, Class F, 12.124% (3-Month USD Libor+793 basis points), 10/18/2031[3,4,8]	$1,207,770
800,000	Milos CLO Ltd. Series 2017-1A, Class ER, 10.393% (3-Month USD Libor+615 basis points), 10/20/2030[3,4,8]	653,631
	Morgan Stanley Eaton Vance CLO Ltd.
1,000,000	Series 2021-1A, Class E, 11.075% (3-Month USD Libor+675 basis points), 10/20/2034[3,4,8]	840,043
1,250,000	Series 2022-16A, Class E, 10.714% (3-Month Term SOFR+685 basis points), 4/15/2035[3,4,8]	1,091,552
1,000,000	Series 2022-18A, Class E, 12.340% (3-Month Term SOFR+850 basis points), 10/20/2035[3,4,8]	982,965
	Mountain View CLO Ltd.
1,000,000	Series 2015-10A, Class E, 8.791% (3-Month USD Libor+485 basis points), 10/13/2027[3,4,8]	903,165
750,000	Series 2019-1A, Class DR, 8.019% (3-Month USD Libor+394 basis points), 10/15/2034[3,4,8]	666,740
	Neuberger Berman CLO Ltd.
1,000,000	Series 2016-22A, Class ER, 10.139% (3-Month USD Libor+606 basis points), 10/17/2030[3,4,8]	818,743
5,000,000	Series 2015-20A, Class SUB, 0.000%, 7/15/2034[3,8,9]	1,848,299
	Neuberger Berman Loan Advisers CLO Ltd.
1,000,000	Series 2018-27A, Class E, 9.279% (3-Month USD Libor+520 basis points), 1/15/2030[3,4,8]	839,846
1,000,000	Series 2020-36A, Class ER, 10.993% (3-Month USD Libor+675 basis points), 4/20/2033[3,4,8]	881,453
1,000,000	Neuberger Berman Loan Advisers Euro CLO Series 2021-1X, Class D, 4.378% (3-Month EUR Libor+300 basis points), 4/17/2034[3,4]	831,092
1,000,000	New Mountain CLO Ltd. Series CLO-3A, Class E, 10.843% (3-Month USD Libor+660 basis points), 10/20/2034[3,4,8]	861,586
	New Mountain CLO Ltd.
1,675,000	Series CLO-2A, Class E, 10.439% (3-Month USD Libor+636 basis points), 4/15/2034[3,4,8]	1,408,179
1,500,000	Series CLO-1A, Class ER, 10.759% (3-Month USD Libor+668 basis points), 10/15/2034[3,4,8]	1,298,619
1,250,000	Oak Hill Credit Partners Ltd. Series 2014-10RA, Class D2R, 8.993% (3-Month USD Libor+475 basis points), 4/20/2034[3,4,8]	1,140,052

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OCP CLO Ltd.
1,000,000	Series 2017-14A, Class C, 5.584% (3-Month USD Libor+260 basis points), 11/20/2030[3,4,8]	$867,563
500,000	Series 2020-8RA, Class D, 11.079% (3-Month USD Libor+700 basis points), 1/17/2032[3,4,8]	432,817
1,250,000	Series 2020-18A, Class ER, 10.673% (3-Month USD Libor+643 basis points), 7/20/2032[3,4,8]	1,030,369
1,000,000	Series 2019-17A, Class ER, 10.743% (3-Month USD Libor+650 basis points), 7/20/2032[3,4,8]	819,486
1,000,000	Series 2016-12A, Class DR2, 7.269% (3-Month Term SOFR+334 basis points), 4/18/2033[3,4,8]	883,976
1,000,000	Series 2016-12A, Class ER2, 11.079% (3-Month Term SOFR+715 basis points), 4/18/2033[3,4,8]	850,111
1,000,000	Series 2021-22A, Class D, 7.343% (3-Month USD Libor+310 basis points), 12/2/2034[3,4,8]	879,531
1,000,000	Series 2021-22A, Class E, 10.843% (3-Month USD Libor+660 basis points), 12/2/2034[3,4,8]	843,602
1,500,000	Octagon Investment Partners Ltd. Series 2020-4A, Class ER, 10.879% (3-Month USD Libor+680 basis points), 1/15/2035[3,4,8]	1,263,846
	Octagon Investment Partners Ltd.
1,500,000	Series 2013-1A, Class DR2, 6.858% (3-Month USD Libor+250 basis points), 1/25/2031[3,4,8]	1,232,670
500,000	Series 2019-3A, Class ER, 10.829% (3-Month USD Libor+675 basis points), 7/15/2034[3,4,8]	420,000
750,000	Series 2020-1A, Class ER, 10.493% (3-Month USD Libor+625 basis points), 7/20/2034[3,4,8]	606,380
1,000,000	OSD CLO Ltd. Series 2021-23A, Class E, 10.079% (3-Month USD Libor+600 basis points), 4/17/2031[3,4,8]	848,377
1,000,000	OZLM Ltd. Series 2017-19A, Class DR, 11.709% (3-Month USD Libor+763 basis points), 1/15/2035[3,4,8]	834,620
	OZLM Ltd.
621,562	Series 2015-12X, Class E, 11.065% (3-Month USD Libor+665 basis points), 4/30/2027[3,4]	518,152
1,500,000	Series 2014-8A, Class DRR, 10.159% (3-Month USD Libor+608 basis points), 10/17/2029[3,4,8]	1,273,716
1,500,000	Series 2018-22A, Class C, 6.729% (3-Month USD Libor+265 basis points), 1/17/2031[3,4,8]	1,296,065
1,750,000	Series 2014-6A, Class CS, 7.209% (3-Month USD Libor+313 basis points), 4/17/2031[3,4,8]	1,518,865

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 2018-20A, Class C, 7.193% (3-Month USD Libor+295 basis points), 4/20/2031[3,4,8]	$871,302
1,500,000	Post CLO Ltd. Series 2022-1A, Class E, 10.713% (3-Month Term SOFR+675 basis points), 4/20/2035[3,4,8]	1,327,751
750,000	PPM CLO Ltd. Series 2019-3A, Class ER, 10.689% (3-Month USD Libor+661 basis points), 4/17/2034[3,4,8]	579,451
	Recette CLO Ltd.
1,000,000	Series 2015-1A, Class YRR, 0.100%, 4/20/2034[3,8]	31,846
1,750,000	Series 2015-1A, Class FRR, 12.713% (3-Month USD Libor+847 basis points), 4/20/2034[3,4,8]	1,350,311
1,200,000	Regatta Funding LP Series 2013-2A, Class CR2, 7.779% (3-Month USD Libor+370 basis points), 1/15/2029[3,4,8]	1,128,586
	Regatta Funding Ltd.
1,000,000	Series 2018-4A, Class D, 10.858% (3-Month USD Libor+650 basis points), 10/25/2031[3,4,8]	799,061
750,000	Series 2016-1A, Class ER2, 9.927% (3-Month USD Libor+640 basis points), 6/20/2034[3,4,8]	608,981
625,000	Riserva CLO Ltd. Series 2016-3A, Class FRR, 12.704% (3-Month USD Libor+851 basis points), 1/18/2034[3,4,8]	484,855
	Rockford Tower CLO Ltd.
1,125,000	Series 2017-2A, Class ER, 10.329% (3-Month USD Libor+625 basis points), 10/15/2029[3,4,8]	959,885
1,400,000	Series 2020-1A, Class E, 11.143% (3-Month USD Libor+690 basis points), 1/20/2032[3,4,8]	1,180,724
1,000,000	Series 2021-2A, Class E, 10.643% (3-Month USD Libor+640 basis points), 7/20/2034[3,4,8]	804,819
1,000,000	Series 2021-3A, Class E, 10.963% (3-Month USD Libor+672 basis points), 10/20/2034[3,4,8]	829,418
1,000,000	Shackleton CLO Ltd. Series 2013-4RA, Class C, 6.811% (3-Month USD Libor+287 basis points), 4/13/2031[3,4,8]	869,179
	Signal Peak CLO Ltd.
1,000,000	Series 2014-1A, Class DR3, 7.479% (3-Month USD Libor+340 basis points), 4/17/2034[3,4,8]	870,289
5,121,212	Series 2017-4A, Class SUB, 0.000%, 10/26/2034[3,8,9]	2,105,819
	Sound Point CLO Ltd.
1,250,000	Series 2016-2A, Class ER, 11.143% (3-Month USD Libor+690 basis points), 10/20/2028[3,4,8]	1,113,846

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,559,237	Series 2016-3A, Class AR2, 5.315% (3-Month USD Libor+99 basis points), 1/23/2029[3,4,8]	$1,541,720
1,000,000	Series 2019-1A, Class DR, 7.743% (3-Month USD Libor+350 basis points), 1/20/2032[3,4,8]	876,348
1,000,000	Series 2019-3A, Class DR, 7.858% (3-Month USD Libor+350 basis points), 10/25/2034[3,4,8]	862,351
1,000,000	Stratus CLO Ltd. Series 2021-2A, Class F, 11.603% (3-Month USD Libor+736 basis points), 12/28/2029[3,4,8]	819,589
650,000	Stratus CLO Ltd. Series 2021-1A, Class F, 11.493% (3-Month USD Libor+725 basis points), 12/29/2029[3,4,8]	519,637
	TCI-Flatiron CLO Ltd.
1,000,000	Series 2016-1A, Class DR3, 6.864% (3-Month Term SOFR+300 basis points), 1/17/2032[3,4,8]	879,544
1,500,000	Series 2016-1A, Class ER3, 10.114% (3-Month Term SOFR+625 basis points), 1/17/2032[3,4,8]	1,264,871
750,000	TCI-Symphony CLO Ltd. Series 2017-1A, Class E, 10.529% (3-Month USD Libor+645 basis points), 7/15/2030[3,4,8]	640,375
1,000,000	Thayer Park CLO Ltd. Series 2017-1A, Class ER, 13.113% (3-Month USD Libor+887 basis points), 4/20/2034[3,4,8]	767,561
1,600,000	THL Credit Wind River CLO Ltd. Series 2013-2A, Class DR, 7.144% (3-Month USD Libor+295 basis points), 10/18/2030[3,4,8]	1,312,000
1,000,000	Thompson Park CLO Ltd. Series 2021-1A, Class E, 10.389% (3-Month USD Libor+631 basis points), 4/15/2034[3,4,8]	846,226
	TICP CLO Ltd.
1,500,000	Series 2018-3R, Class E, 10.143% (3-Month USD Libor+590 basis points), 4/20/2028[3,4,8]	1,348,906
2,000,000	Series 2018-IA, Class D, 10.097% (3-Month USD Libor+577 basis points), 4/26/2028[3,4,8]	1,796,038
688,000	Series 2016-5A, Class ER, 9.829% (3-Month USD Libor+575 basis points), 7/17/2031[3,4,8]	575,711
250,000	Series 2019-13A, Class ER, 10.279% (3-Month USD Libor+620 basis points), 4/15/2034[3,4,8]	213,611
	Voya CLO Ltd.
750,000	Series 2015-1A, Class CR, 6.544% (3-Month USD Libor+235 basis points), 1/18/2029[3,4,8]	676,865
500,000	Series 2013-1A, Class CR, 7.029% (3-Month USD Libor+295 basis points), 10/15/2030[3,4,8]	419,727

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,500,000	Series 2016-3A, Class CR, 7.444% (3-Month USD Libor+325 basis points), 10/18/2031[3,4,8]	$1,239,447
1,000,000	Series 2020-2A, Class ER, 10.627% (3-Month USD Libor+640 basis points), 7/19/2034[3,4,8]	850,620
1,000,000	Series 2020-3A, Class DR, 7.493% (3-Month USD Libor+325 basis points), 10/20/2034[3,4,8]	851,237
1,000,000	Series 2022-3A, Class E, 12.677% (3-Month Term SOFR+860 basis points), 10/20/2034[3,4,8]	980,000
1,000,000	Series 2019-4A, Class ER, 10.789% (3-Month USD Libor+671 basis points), 1/15/2035[3,4,8]	865,982
750,000	Series 2022-1A, Class E, 11.433% (3-Month Term SOFR+747 basis points), 4/20/2035[3,4,8]	667,612
1,500,000	Voya Euro CLO DAC Series 1X, Class B2NE, 2.100%, 10/15/2030[3]	1,277,038
750,000	Wind River CLO Ltd. Series 2014-3A, Class DR2, 7.725% (3-Month USD Libor+340 basis points), 10/22/2031[3,4,8]	651,666
1,250,000	York CLO Ltd. Series 2014-1A, Class ERR, 9.905% (3-Month USD Libor+558 basis points), 10/22/2029[3,4,8]	1,065,315
	Total Asset-Backed Securities
	(Cost $226,803,992)	197,068,758
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
203,000	DBUBS Mortgage Trust Series 2011-LC3A, Class PM2, 5.098%, 5/10/2044[3,8,9]	189,157
750,000	Sixth Street CLO Ltd. Series 2021-17A, Class E, 10.443% (3-Month USD Libor+620 basis points), 1/20/2034[3,4,8]	629,968
500,000	WFLD Mortgage Trust Series 2014-MONT, Class D, 3.755%, 8/10/2031[3,8,9]	408,272
750,000	Worldwide Plaza Trust Series 2017-WWP, Class F, 3.596%, 11/10/2036[8,9]	529,067
	Total Commercial Mortgage-Backed Securities
	(Cost $2,030,018)	1,756,464
	CORPORATE — 8.3%
	BASIC MATERIALS — 0.8%
473,000	Axalta Coating Systems Dutch Holding B B.V. 3.750%, 1/15/2025[3]	437,705
500,000	INEOS Quattro Finance 2 PLC 3.375%, 1/15/2026[3,7,8]	423,687

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	BASIC MATERIALS (Continued)
750,000	Nobian Finance B.V. 3.625%, 7/15/2026[3]	$568,810
500,000	SCIL IV LLC / SCIL USA Holdings LLC 5.375%, 11/1/2026[3,8]	398,700
350,000	SK Invictus Intermediate Sarl 5.000%, 10/30/2029[3,7,8]	287,030
		2,115,932
	COMMUNICATIONS — 1.7%
750,000	Airbnb, Inc. 0.000%, 3/15/2026[10]	631,125
830,000	Altice France Holding S.A. 6.000%, 2/15/2028[3,7,8]	538,766
800,000	Cable One, Inc. 1.125%, 3/15/2028[10]	588,800
600,000	Getty Images, Inc. 9.750%, 3/1/2027[3,8]	594,591
1,000,000	Kaixo Bondco Telecom S.A. 5.125%, 9/30/2029[3]	799,812
210,000	NortonLifeLock, Inc. 6.750%, 9/30/2027[3,8]	207,308
800,000	Summer BC Bidco B LLC 5.500%, 10/31/2026[3,8]	637,893
250,000	United Group B.V. 3.625%, 2/15/2028[3]	179,304
600,000	Wp/ap Telecom Holdings III B.V. 5.500%, 1/15/2030[3]	462,323
		4,639,922
	CONSUMER, CYCLICAL — 1.1%
700,000	BK LC Lux Finco1 Sarl 5.250%, 4/30/2029[3]	587,138
575,000	Dana, Inc. 5.375%, 11/15/2027[3]	521,209
585,000	Dufry One B.V. 2.500%, 10/15/2024[3]	554,313
300,000	Life Time, Inc. 5.750%, 1/15/2026[3,8]	279,766
650,000	Lions Gate Capital Holdings LLC 5.500%, 4/15/2029[3,8]	494,959

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
800,000	ZF Finance GmbH 2.000%, 5/6/2027[3]	$642,542
		3,079,927
	CONSUMER, NON-CYCLICAL — 1.7%
525,000	AHP Health Partners, Inc. 5.750%, 7/15/2029[3,8]	402,987
800,000	Albion Financing 1 SARL / Aggreko Holdings, Inc. 6.125%, 10/15/2026[3,7,8]	685,070
800,000	Block, Inc. 0.000%, 5/1/2026[10]	642,000
575,000	Elanco Animal Health, Inc. 6.400%, 8/28/2028[3]	517,282
288,000	Garden Spinco Corp. 8.625%, 7/20/2030[3,8]	296,667
750,000	House of Finance N.V. 4.375%, 7/15/2026[3]	745,657
575,000	ModivCare, Inc. 5.875%, 11/15/2025[3,8]	547,064
875,000	Shift4 Payments, Inc. 0.500%, 8/1/2027[10]	677,578
		4,514,305
	ENERGY — 0.7%
545,000	Buckeye Partners LP 3.950%, 12/1/2026[3]	479,499
400,000	CVR Energy, Inc. 5.250%, 2/15/2025[3,8]	386,120
	Genesis Energy LP / Genesis Energy Finance Corp.
200,000	6.250%, 5/15/2026[3]	187,430
400,000	7.750%, 2/1/2028[3]	382,478
300,000	Murray Energy Corp. 11.250%, 10/17/2023*,3,8,11	—
525,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 5.500%, 1/15/2028[3,8]	471,959
		1,907,486
	FINANCIAL — 0.3%
750,000	Acrisure LLC / Acrisure Finance, Inc. 7.000%, 11/15/2025[3,8]	706,597

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL — 0.9%
400,000	Cellnex Finance Co., S.A. 1.000%, 9/15/2027[3]	$321,702
900,000	Mauser Packaging Solutions Holding Co. 4.750%, 4/15/2024[3]	839,282
200,000	OI European Group B.V. 3.125%, 11/15/2024[3]	190,073
512,000	Trident TPI Holdings, Inc. 6.625%, 11/1/2025[3,8]	443,468
800,000	Trivium Packaging Finance B.V. 8.500%, 8/15/2027[3,7,8]	754,181
		2,548,706
	TECHNOLOGY — 1.1%
750,000	Black Knight InfoServ LLC 3.625%, 9/1/2028[3,8]	652,620
625,000	Boxer Parent Co., Inc. 9.125%, 3/1/2026[3,8]	597,881
750,000	Condor Merger Sub, Inc. 7.375%, 2/15/2030[3,8]	621,546
650,000	Playtika Holding Corp. 4.250%, 3/15/2029[3,8]	542,568
600,000	Presidio Holdings, Inc. 8.250%, 2/1/2028[3,8]	534,846
		2,949,461
	Total Corporate
	(Cost $24,700,475)	22,462,336
	Total Bonds
	(Cost $253,534,485)	221,287,558
Number of Shares
	COMMON STOCKS — 0.2%
	FINANCIAL — 0.2%
6,869	SL Green Realty Corp. - REIT	272,562
10,700	Vornado Realty Trust - REIT	252,413
		524,975
	Total Common Stocks
	(Cost $1,048,246)	524,975

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 6.5%
17,588,134	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.93%[12,13]	$17,588,134
	Total Short-Term Investments
	(Cost $17,588,134)	17,588,134
	TOTAL INVESTMENTS — 116.2%
	(Cost $349,799,428)	315,105,157
	Liabilities in Excess of Other Assets — (16.2)%	(43,855,337)
	TOTAL NET ASSETS — 100.0%	$271,249,820
Principal Amount
	SECURITIES SOLD SHORT — (0.4)%
	BONDS — (0.4)%
	CORPORATE — (0.4)%
	CONSUMER, CYCLICAL — (0.4)%
$(515,000)	CEC Entertainment LLC 6.750%, 5/1/2026[3,8]	(482,977)
(685,000)	Crocs, Inc. 4.250%, 3/15/2029[3,8]	(547,161)
		(1,030,138)
	Total Corporate
	(Proceeds $1,023,936)	(1,030,138)
	Total Bonds
	(Proceeds $1,023,936)	(1,030,138)
	Total Securities Sold Short
	(Proceeds $1,023,936)	$(1,030,138)

REIT – Real Estate Investment Trusts

*	Non-income producing security.

[1]	Local currency.

[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[3]	Callable.

[4]	Floating rate security.

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

[5]	All or a portion of the loan is unfunded.

[6]	Denotes investments purchased on a when-issued or delayed delivery basis.

[7]	Foreign security denominated in U.S. Dollars.

[8]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $198,892,378 which represents 73.32% of total net assets of the Fund.

[9]	Variable rate security.

[10]	Convertible security.

[11]	Security is in default.

[12]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $2,919,960, which represents 1.08% of total net assets of the Fund.

[13]	The rate is the annualized seven-day yield at period end.

Palmer Square Opportunistic Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2022 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Currency Amount Sold	Value At Settlement Date	Value At October 31, 2022	Unrealized Appreciation (Depreciation)
Euro	JP Morgan	EUR per USD	(22,269,125)	$(22,754,501)	$(22,156,534)	$597,967
				(22,754,501)	(22,156,534)	597,967
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				$(22,754,501)	$(22,156,534)	$597,967

EUR – Euro